Summary of Changes in Fair Value of Yorkville Convertible Note (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Repayment in cash of Yorkville convertible notes	$ (1,218,000)	$ (3,640,000)	$ (4,514,664)	$ (750,000)
Loss on debt issuance	208,000	443,000	444,000	653,208
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	1,200,501
Balance at December 31, 2025			1,200,501
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	1,200,000
Repayment in cash of Yorkville convertible notes	(1,218,000)		(4,514,664)
Change in fair value	18,000		321,165
Issuance of Yorkville convertible note			4,950,000
Loss on debt issuance			444,000
Payment in shares to settle Yorkville convertible notes
Conversions
Balance at December 31, 2025			$ 1,200,000